Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000111445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.07%	10.51%	4.37%
C000101132
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	23.65%	13.11%	12.15%
C000081632
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	28.61%	13.49%	12.08%
C000047558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	18.59%	13.25%	11.97%
C000014487
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.23%	13.62%	11.90%
C000014488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014466
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	18.39%	13.07%	11.81%
C000014468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.01%	13.44%	11.74%
C000014469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000111445
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	11.26%	4.72%
Without Sales Load [Member] | C000101132
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%	11.51%	4.97%
Without Sales Load [Member] | C000014418
Average Annual Return [Line Items]
Average Annual Return, Percent	30.54%	14.34%	12.76%
Without Sales Load [Member] | C000081632
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%	13.49%	12.08%
Without Sales Load [Member] | C000047558
Average Annual Return [Line Items]
Average Annual Return, Percent	30.89%	14.64%	13.04%
Without Sales Load [Member] | C000014485
Average Annual Return [Line Items]
Average Annual Return, Percent	25.16%	14.47%	12.58%
Without Sales Load [Member] | C000014487
Average Annual Return [Line Items]
Average Annual Return, Percent	24.23%	13.62%	11.90%
Without Sales Load [Member] | C000014488
Average Annual Return [Line Items]
Average Annual Return, Percent	25.48%	14.75%	12.85%
Without Sales Load [Member] | C000014466
Average Annual Return [Line Items]
Average Annual Return, Percent	24.96%	14.30%	12.41%
Without Sales Load [Member] | C000014468
Average Annual Return [Line Items]
Average Annual Return, Percent	24.01%	13.44%	11.74%
Without Sales Load [Member] | C000014469
Average Annual Return [Line Items]
Average Annual Return, Percent	25.27%	14.58%	12.69%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	5.38%	6.76%	1.28%
EATON VANCE Index: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	5.38%	6.76%	1.28%